Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities
Organization and Principal Activities
1.	Organization and principal activities

Canaan Inc., an exempted company with limited liability incorporated in the Cayman Islands, through wholly-owned subsidiaries (collectively referred to as the “Company”), is principally engaged in integrated circuit (the “IC”) design and sale and lease of final mining equipment by integrating its IC products for Bitcoin mining and related components in the People’s Republic of China (the “PRC”), Singapore and other countries and regions.

As of December 31, 2022, the Company’s principal subsidiaries are as follows:

			Equity
	Date of	Place of	interest
Name of subsidiaries	incorporation	incorporation	held	Principal activities
Canaan Creative (HK) Holdings Limited	February 22, 2018	Hong Kong Special Administrative Region	100%	Research and development of ICs
Hangzhou Canaan Intelligence Information Technology Co., Ltd.	April 9, 2013	Hangzhou, China	100%	Research and development of ICs
Canaan Creative Co., Ltd.	April 1, 2013	Beijing, China	100%	Research and development of ICs
Langfang Creative Technology Co., Ltd.	May 15, 2014	Langfang, China	100%	Assembly of mining equipment and spare parts
Canaan Convey Co., Ltd.	November 2, 2017	Beijing, China	100%	International distribution of mining equipment and spare parts
Zhejiang Avalon Technology Co., Ltd.	December 5, 2017	Hangzhou, China	100%	Distribution of mining equipment and spare parts
Canaan Bright Sight Co., Ltd.	December 24, 2018	Beijing, China	100%	International distribution of AI products
Canaan Creative (SH) Co., Ltd.	January 27, 2021	Shanghai, China	100%	Research and development of ICs
Canaan Creative International PTE. Ltd	March 9, 2021	Singapore	100%	Mining business
Canaan Creative Global Pte. Ltd.	September 18, 2021	Singapore	100%	International headquarters, research and development of ICs, international distribution of mining equipments and spare parts
Canaan U.S. Inc.	February 1, 2022	United States	100%	International distribution of mining equipments and spare parts, mining business